Expense Example, No Redemption - BLACKROCK ENERGY OPPORTUNITIES FUND - Investor C Shares	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 204
Expense Example, No Redemption, 3 Years	630
Expense Example, No Redemption, 5 Years	1,083
Expense Example, No Redemption, 10 Years	$ 2,157